UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     EAC Management LP

Address:  654 Madison Avenue, Suite 801
          New York, New York 10065


13F File Number: 28-11106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Mike Donatelli
Title:    Managing Member, General Partner
Phone:    (212) 500-2812


Signature, Place and Date of Signing:

/s/ Mike Donatelli               New York, New York           April 25, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  14

Form 13F Information Table Value Total:  $147,866
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                                          Name

NONE

                                                      FORM 13F INFORMATION TABLE




COLUMN 1                       COLUMN  2     COLUMN 3     COLUMN 4           COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8

                               TITLE                      VALUE    SHRS OR    SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS      CUSIP       (X$1000)  PRN AMT    PRN CALL  DISCRETION  MANAGERS  SOLE      SHARED  NONE
--------------                 --------      -----       --------  -------    --- ----  ----------  --------  ----      ------  ----
ALFA CORP                      COM           015385107    7,876      358,336  SH        SOLE        NONE        358,336
ALLIANCE DATA SYSTEMS CORP     COM           018581108      238        5,000  SH        SOLE        NONE          5,000
ANSOFT CORP                    COM           036384105    1,044       34,200  SH        SOLE        NONE         34,200
BEA SYS INC                    COM           073325102   43,084    2,249,799  SH        SOLE        NONE      2,249,799
CHC HELICOPTER CORP            CL A SUB VTG  12541C203    4,387      148,000  SH        SOLE        NONE        148,000
COMMERCE GROUP INC MASS        COM           200641108    1,691       46,900  SH        SOLE        NONE         46,900
GETTY IMAGES INC               COM           374276103    5,027      157,100  SH        SOLE        NONE        157,100
GRAMERCY CAP CORP              COM           384871109      856       40,921  SH        SOLE        NONE         40,921
GRANT PRIDECO INC              COM           38821G101    7,885      160,200  SH        SOLE        NONE        160,200
MIDLAND CO                     COM           597486109   16,307      251,140  SH        SOLE        NONE        251,140
PENN NATL GAMING INC           COM           707569109      656       15,000  SH        SOLE        NONE         15,000
PERFORMANCE FOOD GROUP CO      COM           713755106    2,173       66,484  SH        SOLE        NONE         66,484
TRANE INC                      COM           892893108   53,568    1,167,058  SH        SOLE        NONE      1,167,058
WASTE INDUSTRIES USA INC       COM           941057101    3,075       85,049  SH        SOLE        NONE         85,049



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